Shareholder Report, Line Graph (Details) DFHG_DFA Oregon Municipal Bond Portfolio_Institutional_TSR Annual {Institutional} - USD ($)								12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Sep. 10, 2019	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name								DFA Oregon Municipal Bond Portfolio – Institutional
Accumulated Value	$ 10,288	$ 9,760	$ 9,612	$ 10,282	$ 10,308	$ 10,005	$ 10,000	$ 10,632
S&P National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P National AMT-Free Municipal Bond Index
Accumulated Value	10,544	9,633	9,403	10,604	10,323	9,988	10,000	$ 10,941
S&P Intermediate Term National AMT-Free Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Intermediate Term National AMT-Free Municipal Bond Index
Accumulated Value	$ 10,608	$ 9,871	$ 9,643	$ 10,533	$ 10,320	$ 9,991	$ 10,000	$ 11,080